UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

December 31, 2024 to June 30, 2025 for the Series 2024-A Bonds

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	IRS Employer Identification No.
333-274815-01	EMPIRE DISTRICT BONDCO, LLC (Issuing Entity)	93-3459519
(Delaware)
c/o The Empire District Electric Company, 602 S. Joplin Avenue, Joplin, Missouri 64801 (417) 625-5100

333-274815	THE EMPIRE DISTRICT ELECTRIC COMPANY	44-0236370
(Depositor and Sponsor)
(Kansas)
602 S. Joplin Avenue, Joplin, Missouri 64801 (417) 625-5100

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Securitized Utility Tariff Bonds, Series 2024-A-1	☐	☐	☒
Securitized Utility Tariff Bonds, Series 2024-A-2	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes	☒	No	☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is June 30, 2025.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated January 18, 2024, of Empire District Bondco, LLC (Issuing Entity) relating to the Securitized Utility Tariff Bonds, Series 2024-A ( the “Series 2024-A Bonds”) filed with the Securities and Exchange Commission on January 22, 2024 pursuant to Rule 424(b)(1) of the Securities Act of 1933, as amended.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series 2024-A Bonds have been made with respect to the July 1, 2025 distribution date.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 1A. Asset-Level Information.

•	Item 1B. Asset Representations Reviewer and Investor Communication.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 4. Defaults Upon Senior Securities.

•	Item 5. Submission of Matters to a Vote of Security Holders.

•	Item 6. Significant Obligors of Pool Assets.

•	Item 7. Change in Sponsor Interest in the Securities.

•	Item 8. Significant Enhancement Provider Information.

Item 9. Other Information.

None.

Item 10. Exhibits

Exhibits filed herewith are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description

3.1	Certificate of Formation of Empire District Bondco, LLC (incorporated by reference to the Registration Statement on Form SF-1 of The Empire District Electric Company and Empire District Bondco, LLC (File Nos. 333-274815 and 333-274815-01) filed on September 29, 2023, Exhibit 3.1)

3.2	Amended and Restated Limited Liability Company Agreement of Empire District Bondco, LLC (incorporated by reference to a Current Report on Form 8-K of The Empire District Electric Company and Empire District Bondco, LLC (File Nos. 333-274815 and 333-274815-01) filed January 22, 2024, Exhibit 3.2)

4.1	Indenture between Empire District Bondco, LLC and The Bank of New York Mellon Trust Company, N.A. dated January 30, 2024 (including forms of Securitized Utility Tariff Bonds) (incorporated by reference to a Current Report on Form 8-K of The Empire District Electric Company and Empire District Bondco, LLC (File Nos. 333-274815 and 333-274815-01) filed January 30, 2024, Exhibit 4.1)

4.2	Series Supplement between Empire District Bondco, LLC and The Bank of New York Mellon Trust Company, N.A. dated as of January 30, 2024 (incorporated by reference to a Current Report on Form 8-K of The Empire District Electric Company and Empire District Bondco, LLC (File Nos. 333-274815 and 333-274815-01) filed January 30, 2024, Exhibit 4.2)

10.1	Securitized Utility Tariff Property Servicing Agreement between Empire District Bondco, LLC and The Empire District Electric Company d/b/a Liberty, as Servicer, dated January 30, 2024 (incorporated by reference to a Current Report on Form 8-K of The Empire District Electric Company d/b/a Liberty and Empire District Bondco, LLC (File Nos. 333-274815 and 333-274815-01) filed January 30, 2024, Exhibit 10.1)

10.2	Securitized Utility Tariff Property Purchase and Sale Agreement between Empire District Bondco, LLC and The Empire District Electric Company d/b/a Liberty, as Seller, dated January 30, 2024 (incorporated by reference to a Current Report on Form 8-K of The Empire District Electric Company d/b/a Liberty and Empire District Bondco, LLC (File Nos. 333-274815 and 333-274815-01) filed January 30, 2024, Exhibit 10.2)

10.3	Administration Agreement between Empire District Bondco, LLC and The Empire District Electric Company d/b/a Liberty, as Administrator, dated January 30, 2024 (incorporated by reference to a Current Report on Form 8-K of The Empire District Electric Company d/b/a Liberty and Empire District Bondco, LLC (File Nos. 333-274815 and 333-274815-01) filed January 30, 2024, Exhibit 10.3)

*99.1	Semi-annual Servicer’s Certificate relating to the Series 2024-A Bonds, dated June 24, 2025

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 7, 2025	Empire District Bondco, LLC
(Issuing Entity)
By: The Empire District Electric Company d/b/a Liberty, as Servicer

By:	/s/ TIM WILSON
Tim Wilson
President

By:	/s/ JENNIFER SHEWMAKE
Jennifer Shewmake
Treasurer and Secretary